SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Securities lending [member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 42,545	£ 41,674
Securities lending [member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		39,131	36,802
Securities lending [member] | Covered bond programme [Member] | Residential mortgage-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		37,579	34,963
Securities lending [member] | Covered bond programme [Member] | Social housing loan-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		1,552	1,839
Securities lending [member] | UK residential mortgages [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		25,815	25,018
Securities lending [member] | Commercial loans [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,116	5,746
Securities lending [member] | Credit Card Receivable [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		8,164	8,060
Securities lending [member] | Motor Vehicle Finance [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		3,450	2,850
Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		37,156	33,673
Notes in issue [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		38,771	37,180
Notes in issue [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		29,921	28,894
Notes in issue [Member] | Covered bond programme [Member] | Residential mortgage-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		29,321	27,694
Notes in issue [Member] | Covered bond programme [Member] | Social housing loan-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		600	1,200
Notes in issue [Member] | UK residential mortgages [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		23,505	22,485
Notes in issue [Member] | Commercial loans [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		6,037	6,577
Notes in issue [Member] | Credit Card Receivable [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,767	5,263
Notes in issue [Member] | Motor Vehicle Finance [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		3,462	2,855
Notes in issue [Member] | Less held by the group [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(31,436)	(31,701)
Notes in issue [Member] | Less held by the group [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(100)	(700)
Notes in issue [Member] | Net securitisation programmes [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	7,335	5,479
Notes in issue [Member] | Net covered bond programmes [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 29,821	£ 28,194

[1]	Includes 47 million (2018: 53 million) of securitisation notes held at fair value through profit or loss.